Capital Stock - Summary of Unvested Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,486	3,267
Granted during the year, Number	772	526
Options Outstanding, Number, Ending Balance	1,474	1,486
Weighted Average Exercise Price
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 2.49	$ 4.32
Document Period End Date	Feb. 29, 2016
Unvested stock options [Member]
Number (000’s)
Options Outstanding, Number, Beginning Balance	920
Granted during the year, Number	772
Vested during the year, Number	(461)
Options Forfeited during the year, Number	(251)
Options Outstanding, Number, Ending Balance	980	920
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 4.27
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	2.49
Weighted Average Grant Date Fair Value, Vested during the periods (usd per share)	4.23
Weighted Average Grant Date Fair Value, Forfeited during the periods (usd per share)	4.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 2.95	$ 4.27